Dispositions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Discontinued Operations in Consolidated Financial Statements
The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income (loss) from discontinued operations includes real estate classified as held-for-sale or sold.

Year Ended December 31, 2012
(In millions)
Total revenues	$12
Total expenses	—
Income (loss) before provision for income tax	12
Provision for income tax expense (benefit)	4
Income (loss) from discontinued operations, net of income tax	$8